Investment in associate (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Abstract]
Schedule of Associate of Company

Details of the associate of the Company at the end of the reporting period is as follow:

Name of associate	Place of constitution and operation	Proportion of ownership interest and voting power held by the Company
SCL Terminal Aérea de Santiago, S. A.	Santiago de Chile, Chile	14.77%

Schedule of Net Results of SCL Comprised

At December 31, 2016, 2017 and 2018, the net results of SCL is comprised as follows:

	2016		2017		2018
Net (loss) profit SCL	Ps.	(79,401)	Ps.	19,330	Ps.	(6,411)
Proportion of ownership interest and voting power held by the Company		14.77%		14.77%		14.77%
Share of (loss) profit of associate	Ps.	(11,728)	Ps.	2,855	Ps.	(947)

Schedule of Investment in Associate

The detail of the investment in the associate as of December 31, 2018 is as follows:

	Balance
Initial investment	Ps.	105,936
Share of loss of associate 2015		(13,704)
Balance at December 31, 2015		92,232
Payment of dividends and capital reduction 2016		(58,868)
Share of loss of associate 2016		(11,728)
Balance at December 31, 2016		21,636
Adjustment to the investment SCL		(13,475)
Share of profit of associate 2017		2,855
Balance at December 31, 2017		11,016
Payment of capital reduction 2018		(10,034)
Share of loss of associate 2018		(947)
Balance at December 31, 2018	Ps.	35

Schedule of Condensed Statements of Financial Position

Condensed statements of financial position as of December 31, 2016, 2017 and 2018:

	2016		2017		2018
Current assets	Ps.	344,243	Ps.	142,672	Ps.	47,681
Non – current assets		50,412		—		—
Total assets		394,655		142,672		47,681
Total liability		193,554		51,189		37,845
Stockholders´ equity	Ps.	201,101	Ps.	91,483	Ps.	9,836

Schedule of Condensed Statement of Comprehensive (Loss) Profit

Condensed statement of comprehensive (loss) profit for the year ended December 31, 2016 2017 and 2018:

	2016		2017		2018
Revenues	Ps.	13,629	Ps.	56,373	Ps.	1,773
Costs, expenses and income taxes		93,030		37,043		8,184
(Loss) Profit of the year	Ps.	(79,401)	Ps.	19,330	Ps.	(6,411)